Condensed Statement of Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative
Share based compensation expenses	$ 382	$ 633	$ 617
General and administrative | Parent Company
Share based compensation expenses	382	633	617
Selling and marketing
Share based compensation expenses	133	220	198
Selling and marketing | Parent Company
Share based compensation expenses	133	220	198
Research and development
Share based compensation expenses	238	393	355
Research and development | Parent Company
Share based compensation expenses	$ 238	$ 393	$ 355